Loans Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Receivables [Abstract]
NOTE 5. LOANS PAYABLE

On March 5, 2017, the Company executed a $22,500 promissory note with an investor which bears interest at a rate of 5% per annum and is due within two business days of demand notice. During the nine months ending December 31, 2017 the Company recorded interest of $848.

On May 17, 2017, the Company executed a $22,500 promissory note with an investor which bears interest at a rate of 5% per annum and is due within two business days of demand notice. During the nine months ending December 31, 2017 the Company recorded interest of $703.

On July 5, 2017, the Company executed a $20,000 promissory note with an investor which bears interest at a rate of 5% per annum and is due within two business days of demand notice. During the nine months ending December 31, 2017 the Company recorded interest of $490.

On October 4, 2017, the Company executed a $65,000 promissory note with an investor which bears interest at a rate of 5% per annum and is due within two business days of demand notice. During the nine months ending December 31, 2017 the Company recorded interest of $784.

On November 28, 2017, the Company executed a $44,000 promissory note with an investor which bears interest at a rate of 5% per annum and is due within two business days of demand notice. During the nine months ending December 31, 2017 the Company recorded interest of $199.

On March 5, 2017, the Company executed a $22,500 promissory note with an investor which bears interest at a rate of 5% per annum and is due within two business days of demand notice. During the year ending March 31, 2017 the Company recorded interest of $80.